Note 5 - Segmental Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Note 5 - Segmental Financial Information
Schedule of Segment Reporting Information, by Segment [Table Text Block]
For the year ended December 31, 2025
	Container vessels segment	NML	Total
Voyage revenue	$846,674	$-	$846,674
Income from investment in leaseback vessels	-	31,226	31,226
Total revenues	$846,674	$31,226	$877,900

Less (1):
Voyage expenses	(52,002)	-
Voyage expenses-related parties	(11,252)	-
Vessels’ operating expenses	(162,481)	-
Interest and finance costs	(79,805)	(11,554)
Other segment items (2)	(149,332)	-
Segment profit	$391,802	$19,672	$411,474

Reconciliation of segment profit or loss:
General and administrative expenses			(10,099)
General and administrative expenses – related parties			(9,896)
Management fees-related parties			(28,917)
Foreign exchange gains			2,269
Interest income			19,317
Other, net			966
Gain on derivative instruments, net			11,433
Net income from continuing operations			$396,547
For the year ended December 31, 2024
	Container vessels segment	NML	Total
Voyage revenue	$864,545	$-	$864,545
Income from investment in leaseback vessels	-	23,947	23,947
Total revenues	$864,545	$23,947	$888,492

Less (1):
Voyage expenses	(25,769)	-
Voyage expenses-related parties	(12,163)	-
Vessels’ operating expenses	(157,919)	-
Interest and finance costs	(99,539)	(10,081)
Other segment items (2)	(144,166)	-
Segment profit	$424,989	$13,866	$438,855

Reconciliation of segment profit or loss:
General and administrative expenses			(13,303)
General and administrative expenses – related parties			(11,376)
Management fees-related parties			(28,641)
Foreign exchange losses			(5,451)
Interest income			31,712
Income from equity method investments			12
Other, net			1,396
Loss on derivative instruments, net			(5,861)
Net income from continuing operations			$407,343
For the year ended December 31, 2023
	Container vessels segment	NML	Total
Voyage revenue	$839,374	$-	$839,374
Income from investment in leaseback vessels	-	8,915	8,915
Total revenues	$839,374	$8,915	$848,289

Less (1):
Voyage expenses	(12,490)	-
Voyage expenses-related parties	(11,881)	-
Vessels’ operating expenses	(160,868)	-
Interest and finance costs	(117,415)	(2,208)
Other segment items (2)	(142,063)	-
Segment profit	$394,657	$6,707	$401,364

Reconciliation of segment profit or loss:
General and administrative expenses			(9,682)
General and administrative expenses – related parties			(8,542)
Management fees-related parties			(27,480)
Gain on sales of vessels, net			117,544
Foreign exchange gains			2,145
Interest income			30,082
Income from equity method investments			764
Other, net			1,832
Gain on derivative instruments, net			10,873
Net income from continuing operations			$518,900
As of December 31, 2025
	Container vessels segment	NML	Total assets from continuing operations	Total assets
Total Assets	$3,416,122	$446,540	$3,862,662	$3,862,662
As of December 31, 2024
	Container vessels segment	NML	Total assets from continuing operations	Total assets from discontinued operations	Total assets
Total Assets	$3,576,688	$333,108	$3,909,796	$1,238,891	$5,148,687